Accounts Receivable - Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (1,264)		¥ (92)	¥ (25)
Charged to costs and expenses	(5,861)	$ (844)	(1,172)	(67)
Balance at end of the year	¥ (7,125)		¥ (1,264)	¥ (92)